Share-Based Compensation Expense - Additional Information (Detail) - XL Hybrids, Inc [Member] $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2010 shares
Share-based Payment Arrangement, Expense | $	$ 663	$ 218
Cash received from options exercised | $	$ 21	$ 2	$ 10	$ 2
Share-based payment award, shares issued in period	589,460
Granted			6,502,400	6,274,230
Share-based Payment Arrangement, Option [Member]
Unrecognized compensation expense related to non-vested stock options | $	$ 2,566		$ 922
Unrecognized compensation expense weighted-average period for recognition	1 year 9 months 18 days		3 years 2 months 23 days
Weighted-average fair value of stock options granted | $ / shares	$ 0.63	$ 0.13	$ 0.13	$ 0.14
Intrinsic value of stock options exercised | $			$ 1,676	$ 0
Cash received from options exercised | $			$ 9,987	$ 2,250
Number ofemployee stock option issued	3,349,414
Restricted Stock [Member]
Share-based payment award, shares issued in period			294,730
Number of directors			2
Granted				0
2010 Equity Incentive Plan [Member]
Share Based Payment Award Number Of Shares Authorized					16,935,517
Shares available for future grant			2,728,213
Share-based Payment Arrangement, Expense | $			$ 208	$ 305